Long Term Debt (Senior Secured Revolving Credit Facility) (Detail) (Senior Secured Revolving Credit Facility, USD $)				12 Months Ended	0 Months Ended	3 Months Ended				3 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended
	Mar. 31, 2014 Letter of Credit Wells Fargo Bank N. A.	Dec. 31, 2013 Letter of Credit Wells Fargo Bank N. A.	Apr. 25, 2013 Letter of Credit Wells Fargo Bank N. A.	Dec. 31, 2013	Jan. 29, 2014 Wells Fargo Bank N. A.	Mar. 31, 2014 Wells Fargo Bank N. A.	Jan. 29, 2014 Wells Fargo Bank N. A.	Dec. 31, 2013 Wells Fargo Bank N. A.	Apr. 25, 2013 Wells Fargo Bank N. A.	Mar. 31, 2013 Minimum	Dec. 31, 2013 Minimum	Jan. 29, 2014 LIBOR Minimum	Apr. 25, 2013 LIBOR Minimum	Dec. 31, 2013 LIBOR Minimum	Jan. 29, 2014 LIBOR Maximum	Apr. 25, 2013 LIBOR Maximum	Dec. 31, 2013 LIBOR Maximum	Jan. 29, 2014 Federal Funds Rate	Apr. 25, 2013 Federal Funds Rate	Dec. 31, 2013 Federal Funds Rate	Jan. 29, 2014 Eurodollar	Apr. 25, 2013 Eurodollar	Dec. 31, 2013 Eurodollar	Jan. 29, 2014 Base Rate Minimum	Apr. 25, 2013 Base Rate Minimum	Dec. 31, 2013 Base Rate Minimum	Jan. 29, 2014 Base Rate Maximum	Apr. 25, 2013 Base Rate Maximum	Dec. 31, 2013 Base Rate Maximum	Dec. 31, 2013 At the end of each fiscal quarter thereafter Minimum
Credit Facilities [Line Items]
Maximum credit amount		$ 100,000,000	$ 10,000,000	$ 1,500,000,000			$ 1,500,000,000		$ 500,000,000
Amount of borrowings repaid						115,000,000
Borrowing base after amendment	100,000,000			350,000,000		350,000,000		200,000,000
Borrowings outstanding	71,300,000	22,500,000						115,000,000
Availability under revolving credit facility						$ 278,700,000
Interest rate spread (percentage)												1.50%	1.75%	1.50%	2.50%	2.75%	2.50%	0.50%	0.50%	0.50%	1.00%	1.00%	1.00%	0.50%	0.75%	0.50%	1.50%	1.75%	1.50%
Maturity period				5 years	5 years
Period prior to maturity of second lien term loan facility				180 days	180 days
Weighted average interest rate				2.39%
Current ratio										75.00%																				100.00%
Interest coverage ratio											250.00%
Discount factor used in calculating present value of oil and gas reserves				10.00%
Asset coverage ratio											150.00%